Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)

21. Quarterly Financial Data (unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
2012
Revenues	395,228	396,243	386,055	399,345

Operating expenses
Direct cost of revenues	245,618	248,220	241,614	245,080
Selling, general and administrative expenses	102,589	92,460	88,909	94,058
Special charges	—	26,782	2,775	—
Acquisition-related contingent consideration	557	(3,541)	403	(483)
Amortization of other intangible assets	5,517	5,490	5,766	5,634
Goodwill impairment charge	—	—	—	110,387

	354,281	369,411	339,467	454,676

Operating income (loss)	40,947	26,832	46,588	(55,331)
Interest income and other	3,282	(363)	1,584	1,156
Interest expense	(15,204)	(15,195)	(13,208)	(13,124)
Loss on early extinguishment of debt	—	—	—	(4,850)

Income before income tax provision	29,025	11,274	34,964	(72,149)
Income tax provision	10,594	3,527	12,251	13,728

Net income (loss)	18,431	7,747	22,713	(85,877)

Earnings (loss) per common share—basic	$0.46	$0.19	$0.56	$(2.15)

Earnings (loss) per common share—diluted	$0.43	$0.18	$0.55	$(2.15)

Weighted average common shares outstanding
Basic	40,358	40,592	40,387	39,913

Diluted	43,185	42,074	41,102	39,913

	Quarter Ended
	March 31	June 30	September 30	December 31
2011
Revenues	361,816	400,437	413,802	390,713

Operating expenses
Direct cost of revenues	223,084	250,844	249,975	233,005
Selling, general and administrative expenses	88,303	94,442	97,618	92,932
Special charges	—	15,212	—	—
Acquisition-related contingent consideration	796	799	944	(9,004)
Amortization of other intangible assets	5,454	5,498	5,843	5,576

	317,637	366,795	354,380	322,509

Operating income	44,179	33,642	59,422	68,204
Interest income and other	2,000	2,923	486	895
Interest expense	(15,310)	(14,500)	(14,319)	(14,495)

Income before income tax provision	30,869	22,065	45,589	54,604
Income tax provision	11,611	6,740	16,150	14,723

Net income	19,258	15,325	29,439	39,881

Earnings per common share—basic	$0.44	$0.38	$0.73	$1.00

Earnings per common share—diluted	$0.42	$0.36	$0.70	$0.93

Weighted average common shares outstanding
Basic	43,877	40,587	40,182	39,932

Diluted	45,939	42,912	42,267	42,857

The sum of the quarterly earnings per share amounts may not equal the annual amounts due to changes in the weighted-average number of common shares outstanding during each quarterly period.